STOCKHOLDERS' EQUITY (Details)								1 Months Ended												3 Months Ended		6 Months Ended	12 Months Ended		20 Months Ended
	Dec. 19, 2014 $ / shares shares	Nov. 05, 2014 $ / shares shares	Oct. 30, 2014 USD ($) d item $ / shares shares	Aug. 15, 2014 $ / shares shares	Jun. 19, 2014 shares	Mar. 15, 2014 shares	Aug. 22, 2013 USD ($) $ / shares shares	Feb. 28, 2015 $ / shares shares	Jan. 31, 2015 USD ($) $ / shares shares	Jun. 30, 2014 shares	May. 31, 2014 shares	Feb. 28, 2014 $ / shares shares	Jan. 31, 2014 USD ($) item $ / shares shares	Nov. 30, 2013 USD ($) shares	Oct. 31, 2013 USD ($) $ / shares shares	Aug. 31, 2013 USD ($) shares	Jun. 30, 2013 shares	Feb. 28, 2013 shares	Jan. 31, 2013 USD ($) shares	Jun. 30, 2015 USD ($) $ / shares shares	Oct. 31, 2013 USD ($) shares	Jun. 30, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 USD ($) $ / shares shares	Sep. 04, 2015 USD ($)	Oct. 04, 2013 shares
Preferred Stock, shares authorized																				50,000,000		50,000,000	50,000,000	50,000,000
Preferred Stock, par value per share | $ / shares																				$ 0.001		$ 0.001	$ 0.001	$ 0.001
Common Stock, shares authorized																				259,000,000		259,000,000	259,000,000	259,000,000
Common Stock, voting rights																							One vote per share
Expense related to restricted stock awards | $																				$ 117,822		$ 303,842	$ 228,416
Granted during the period																							2,427,000	475,500
Share-based compensation expense | $																								$ 2,059
Sale of common stock units for cash | $																							$ 5,107,598	2,388,382
Common stock issued for services | $																								$ 318,500
Granted during the period | $ / shares																							$ 1.32	$ 1.00
Amortization of fair value of stock options | $																				68,828		139,730	$ 33,468	$ 100,656
Share-based compensation, shares forfeited																							508,000	120,000
Number of shares forfeited, stock awards																								20,000
Fees paid to placement agents and selling agent , including commissions and a non-accountable expense allowance | $			$ 678,000
Common stock issued pursuant to the vesting of stock grants, shares										133,332
Fair value of shares vested | $																							$ 447,911	$ 269,373
T R Winston and Company LLC [Member] | Financing Agreement [Member]
Loan origination fee | $			$ 580,000
TCA Global Credit Master Fund, LP [Member]
Stock redeemed, value | $															$ 175,000
Stock redeemed, shares															174,010
Five Delta [Member]
Ownership acquired (as a percent)	100.00%
Steel Media [Member]
Ownership acquired (as a percent)			100.00%
Restricted Stock [Member]
Number of shares that vested in period																							316,665	151,664
Private Placement [Member]
Exercise price of warrant | $ / shares													$ 2.00
Securities sold to accredited investors in a private placement, units			4,220,500										978,668	660,000	4,587,940
Puchase price, per unit | $ / shares			$ 1.00										$ 1.50		$ 0.50
Number Of Accredited Investors In Private Placement | item			28										22
Proceeds from issuance of private placement | $			$ 4,220,500										$ 1,468,001	$ 330,000	$ 2,293,970
Description of units
Each unit consisted of one share of our Class A common stock and one three year Class A Common Stock Purchase Warrant to purchase 0.5 shares of our Class A common stock, resulting the issuance of 4,800,000 shares of our Class A common stock and Class A Common Stock Purchase Warrants to purchase an additional 2,400,000 shares of our Class A common stock.

Issued to placement agent as payment for fees and expenses, units															212,060
Issued to placement agent as payment for fees and expenses, value | $															$ 106,030
Fees paid to placement agents and selling agent , including commissions and a non-accountable expense allowance | $													$ 190,840		$ 181,976
Warrants issued to pay placement agents and selling agent													97,866		480,000
Additional Private Placement Transaction Fees Paid | $																							$ 25,744
Private Placement Warrant Exercise Price | $ / shares															$ 1.00
Private Placement [Member] | T R Winston and Company LLC [Member]
Exercise price of warrant | $ / shares			$ 1.50
Fees paid to placement agents and selling agent , including commissions and a non-accountable expense allowance | $			$ 351,435
Warrants issued to pay placement agents and selling agent			301,230
Net proceeds used for working capital | $																							1,251,416
Net proceeds from the offering | $			$ 2,500,000
Exercise period of warrants			3 years
Private Placement [Member] | Steel Media [Member] | T R Winston and Company LLC [Member]
Securities sold to accredited investors in a private placement, units			800,000
Proceeds from issuance of private placement | $			$ 800,000
Employee [Member] | Restricted Stock [Member]
Share-based compensation, vesting period																32 months
Employee [Member] | Employee Stock Option [Member] | December 19, 2014 [Member]
Granted during the period	100,000
Share-based compensation, vesting period	2 years
Share-based compensation, risk free interest rate	0.375%
Share-based compensation, expected dividend yield	0.00%
Share-based compensation, expected volatility rate	75.00%
Share-based compensation, expected life in years	2 years 1 month 17 days
Options term	3 years
Granted during the period | $ / shares	$ 1.26
Stock options granted, grant date fair value | $ / shares	$ 0.53
Amortization of fair value of stock options | $																							739
Pricing model used in calculation of grant-date fair value	Black-Scholes
Director [Member] | Employee Stock Option [Member]
Granted during the period								12,000				12,000
Share-based compensation, vesting period								1 year				1 year
Share-based compensation, risk free interest rate								0.50%				0.375%
Share-based compensation, expected dividend yield								0.00%				0.00%
Share-based compensation, expected volatility rate								99.00%				43.00%
Share-based compensation, expected life in years								2 years				2 years
Options term								5 years				5 years
Granted during the period | $ / shares								$ 1.20				$ 2.70
Stock options granted, grant date fair value | $ / shares								$ 0.62				$ 0.65
Amortization of fair value of stock options | $																				$ 1,867		$ 3,111	7,180
Pricing model used in calculation of grant-date fair value								Black-Scholes				Black-Scholes
Two Employees [Member] | Employee Stock Option [Member]
Granted during the period			275,000
Share-based compensation, vesting period			4 years
Share-based compensation, risk free interest rate			0.625%
Share-based compensation, expected dividend yield			0.00%
Share-based compensation, expected volatility rate			75.00%
Share-based compensation, expected life in years			2 years 6 months
Options term			10 years
Granted during the period | $ / shares			$ 1.50
Stock options granted, grant date fair value | $ / shares			$ 0.36
Amortization of fair value of stock options | $																							4,114
Pricing model used in calculation of grant-date fair value			Black-Scholes
President [Member] | Employee Stock Option [Member]
Granted during the period			600,000
Share-based compensation, risk free interest rate			0.875%
Share-based compensation, expected dividend yield			0.00%
Share-based compensation, expected volatility rate			75.00%
Share-based compensation, expected life in years			3 years 6 months
Options term			10 years
Granted during the period | $ / shares			$ 1.50
Stock options granted, grant date fair value | $ / shares			$ 0.45
Amortization of fair value of stock options | $																							13,012
Pricing model used in calculation of grant-date fair value			Black-Scholes
thirteen employees [Member] | Employee Stock Option [Member]
Granted during the period		130,000
Share-based compensation, vesting period		3 years
Share-based compensation, risk free interest rate		0.375%
Share-based compensation, expected dividend yield		0.00%
Share-based compensation, expected volatility rate		75.00%
Share-based compensation, expected life in years		2 years
Options term		3 years
Granted during the period | $ / shares		$ 1.50
Stock options granted, grant date fair value | $ / shares		$ 0.35
Amortization of fair value of stock options | $																							2,512
Pricing model used in calculation of grant-date fair value		Black-Scholes
Chief financial officer [Member] | Employee Stock Option [Member]
Granted during the period		500,000
Share-based compensation, vesting period		3 years
Share-based compensation, risk free interest rate		0.375%
Share-based compensation, expected dividend yield		0.00%
Share-based compensation, expected volatility rate		75.00%
Share-based compensation, expected life in years		2 years
Options term		3 years
Granted during the period | $ / shares		$ 1.10
Stock options granted, grant date fair value | $ / shares		$ 0.45
Amortization of fair value of stock options | $																							$ 12,416
Pricing model used in calculation of grant-date fair value		Black-Scholes
Common Class A [Member]
Common Stock, shares authorized																				250,000,000		250,000,000	250,000,000	250,000,000
Common Stock, par value per share | $ / shares																				$ 0.001		$ 0.001	$ 0.001	$ 0.001
Common stock issued upon conversion of preferred stock, shares																							350,000
Common Stock, voting rights																						one vote per share
Common Stock, shares issued																				29,544,943		29,544,943	29,416,612	19,901,794
Stock issued for services															150,000				5,000
Common stock issued for services | $															$ 150,000				$ 5,000
Issuance of common stock for compensation, shares																		51,665
Issued restricted stock, shares																550,000
Number of new Class A common stock shares from converted Class B common stock shares																										9,000,000
Shares issued for stock awards that have vested																						128,331
Common Class A [Member] | Five Delta [Member]
Number of common stock issued	600,000
Shares issued in business acquisition	600,000
Common Class A [Member] | Steel Media [Member]
Share price (in dollars per share) | $ / shares			$ 1.0474
Common Class A [Member] | Restricted Stock [Member]
Granted during the period																								625,000
Share-based compensation, vesting period																								2 years 9 months
Share-based compensation expense | $																								$ 177,604
Common Class A [Member] | Private Placement [Member]
Common Stock, shares issued			5,020,500
Common stock warrants issued			2,510,250
Additional Private Placement Transaction Fees Paid | $			$ 12,885
Private Placement Warrant Exercise Price | $ / shares			$ 1.50
Exercise period of warrants			3 years
Number of shares issued for each unit in private placement			1
Number of warrants issued for each unit in private placement			1
Notice Period for Redemption of Warrants			20 days
Number of shares called by each warrant			0.5
Redemption price of warrants (in dollars per share) | $ / shares			$ 0.001
Share price (in dollars per share) | $ / shares			$ 3.75
Number of consecutive trading days | d			20
Daily average minimum volume in 20 consecutive trading days (in shares)			100,000
Common Class A [Member] | Stock Option Issuance Transaction One [Member]
Share-based compensation expense | $																								52,250
Stock issued for services																440,000
Common stock issued for services | $																$ 418,000
Common Class A [Member] | Stock Option Issuance Transaction Two [Member]
Share-based compensation expense | $																								$ 9,375
Stock issued for services																30,000
Common stock issued for services | $																$ 28,500
Common Class A [Member] | Revolving Credit Facility [Member]
Common stock issued during period for revolving credit facility agreement, shares																	75,000	99,010
Common Class A [Member] | Employee [Member] | Employee Stock Option [Member]
Granted during the period					300,000
Common Class A [Member] | Director [Member]
Common stock issued for services | $																$ 285,000
Issuance of common stock for compensation, shares																300,000
Common Class A [Member] | Non Employee [Member] | Employee Stock Option [Member]
Granted during the period						200,000																		25,000
Share-based compensation, vesting period																								3 years
Granted during the period | $ / shares																								$ 1.00
Average remaining contractual life outstanding																								5 years
Amortization of fair value of stock options | $																							$ 7,678	$ 9,739
Common Class A [Member] | Employees and Director [Member] | Employee Stock Option [Member]
Granted during the period																								350,500
Share-based compensation, vesting period																								3 years
Granted during the period | $ / shares																								$ 1.00
Average remaining contractual life outstanding																								5 years
Amortization of fair value of stock options | $																								$ 23,275
Common Class B [Member]
Common Stock, shares authorized																				9,000,000		9,000,000	9,000,000	9,000,000
Common Stock, par value per share | $ / shares																				$ 0.001		$ 0.001	$ 0.001	$ 0.001
Common Stock, voting rights																						ten votes per share	ten votes per share
Common Stock, shares issued																				0		0	0	0
Number of shares of Class B common stock converted into Class A common stock																										9,000,000
Preferred Stock [Member]
Preferred Stock, shares authorized																				49,800,000		49,800,000	49,800,000	49,800,000
Preferred Stock, par value per share | $ / shares																							$ 0.001
Preferred Stock, shares issued																				0		0	0	0
Preferred stock, shares outstanding																				0		0	0	0
Number of preferred stock converted to common stock																							35,000
Series 1 Preferred Stock [Member]
Preferred Stock, shares authorized																				200,000		200,000	200,000	200,000
Preferred Stock, par value per share | $ / shares																							$ 0.001	$ 0.001
Preferred Stock, shares issued																				86,000		86,000	86,000	121,000
Preferred stock, shares outstanding																				86,000		86,000	86,000	121,000
Share-based compensation expense | $																								$ 124,000
Stock issued for services																					121,000
Term of consulting agreements																					36 months
Common stock issued for services | $																					$ 1,167,000
Stock warrants [Member]
Granted during the period							250,000
Share-based compensation, vesting period							3 years
Grant date fair value of warrants | $							$ 105,827
Amortization of fair value of stock options | $							$ 12,738
Common stock warrants issued									882,001
Exercise price of warrant | $ / shares							$ 1		$ 1.50
Proceeds from issuance of private placement | $									$ 8,820
Exercise period of warrants									3 years
Common Stock [Member] | Employee [Member] | Restricted Stock [Member] | May 2014 [Member]
Awards granted											200,000
Expense related to restricted stock awards | $																							$ 36,667
Share-based compensation, vesting period											3 years
Number of shares forfeited, stock awards																							40,000
Common Stock [Member] | Employee [Member] | Restricted Stock [Member] | August 15, 2014 [Member]
Awards granted				250,000
Number of shares will vest quarterly with an initial vesting date of January 1, 2015																							31,250
Expense related to restricted stock awards | $																							$ 31,251
Common Stock [Member] | Employee [Member] | Restricted Stock [Member] | November 5, 2014 [Member]
Awards granted		45,455
Expense related to restricted stock awards | $																							22,644
Common Stock [Member] | Employee [Member] | Restricted Stock [Member] | December 19, 2014 [Member]
Awards granted	50,000
Expense related to restricted stock awards | $																							1,732
Common Stock [Member] | Employee [Member] | Employee Stock Option [Member] | August 15, 2014 [Member]
Granted during the period				310,000
Share-based compensation, vesting period				3 years
Share-based compensation, risk free interest rate				0.875%
Share-based compensation, expected dividend yield				0.00%
Share-based compensation, expected volatility rate				41.00%
Share-based compensation, expected life in years				3 years
Options term				3 years
Granted during the period | $ / shares				$ 1.00
Stock options granted, grant date fair value | $ / shares				$ 0.29
Amortization of fair value of stock options | $																							$ 11,121		$ 3,707
Share-based compensation, vesting period upon the attainment of a performance condition				3 years
Pricing model used in calculation of grant-date fair value				Black-Scholes